RELATED PARTIES (Tables) - Related Party [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
SCHEDULE OF RELATED PARTY BALANCES INCLUDED IN BALANCE SHEETS

	June 30, 2025	December 31, 2024
CURRENT ASSETS
Prepaid expenses and other current assets	$-	$116
CURRENT LIABILITIES:
Convertible securities	$725	$605
Accrued expense and other current liabilities	$904	$711

	December 31, 2024	December 31, 2023
CURRENT ASSETS
Prepaid expenses and other current assets	$116	$-
CURRENT LIABILITIES:
Short-term debt from shareholders	$-	$344
Convertible securities	$605	$365
Accrued expense and other current liabilities	$711	$451

SCHEDULE OF RELATED PARTY TRANSACTION INCLUDED IN STATEMENTS OF OPERATIONS
	Six Months Ended June 30
	2025	2024

Research and development	$295	$103
General and administrative	$286	$149
Interest expense	$-	$12

	Year ended	Year ended
	December 31, 2024	December 31, 2023

Research and development	$208	$228
General and administrative	$307	$288
Interest expense	$17	$27